Muhlenkamp
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 89.5%		Shares	Value
Broadline Retail - 1.7%
JD.com, Inc. - ADR		121,950	$4,265,811

Capital Markets - 4.1%
BGC Group, Inc. - Class A		1,087,526	10,287,996

Chemicals - 4.1%
Celanese Corp. - Series A		121,740	5,122,819
LyondellBasell Industries NV - Class A		108,327	5,312,356
			10,435,175

Diversified Financial Services - 5.0%
Berkshire Hathaway, Inc. - Class B (a)		25,199	12,668,545

Energy Equipment & Services - 2.7%
Schlumberger Ltd.		202,576	6,962,537

Health Care Providers & Services - 5.0%
McKesson Corp.		16,357	12,636,437

Household Durables - 2.4%
Taylor Morrison Home Corp. (a)		90,265	5,958,393

Interactive Media & Services - 3.1%
Tencent Holdings Ltd. - ADR		91,350	7,778,453

Life Sciences Tools & Services - 3.0%
ICON PLC (a)		43,680	7,644,000

Machinery - 3.0%
Wabtec Corp.		37,430	7,503,592

Metals & Mining - 19.0%
Agnico Eagle Mines Ltd.		91,495	15,422,397
Equinox Gold Corp. (a)		301,400	3,381,708
Newmont Corp.		201,900	17,022,189
Royal Gold, Inc.		61,614	12,358,536
			48,184,830

Oil, Gas & Consumable Fuels - 6.2%
EQT Corp.		287,945	15,672,846

Semiconductors & Semiconductor Equipment - 3.0%
Microchip Technology, Inc.		119,059	7,645,969

Software - 4.1%
Microsoft Corp.		20,097	10,409,241

Technology Hardware & Equipment - 5.4%
MasTec, Inc. (a)		64,852	13,801,154

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.		35,700	9,090,291

Thrifts & Mortgage Finance - 4.6%
NMI Holdings, Inc. - Class A (a)		301,687	11,566,680

Trading Companies & Distributors - 9.5%
Rush Enterprises, Inc. - Class A		280,456	14,995,982
United Rentals, Inc.		9,500	9,069,270
			24,065,252
TOTAL COMMON STOCKS (Cost $106,977,665)			226,577,202

EXCHANGE TRADED FUNDS - 3.2%		Shares	Value
Alerian MLP ETF		174,245	8,177,318
TOTAL EXCHANGE TRADED FUNDS (Cost $4,772,660)			8,177,318

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.4%
First American Government Obligations Fund - Class X, 4.05% (b)		18,828,286	18,828,286
TOTAL MONEY MARKET FUNDS (Cost $18,828,286)			18,828,286

TOTAL INVESTMENTS - 100.1% (Cost $130,578,611)			253,582,806
Liabilities in Excess of Other Assets - (0.1)%			(252,937)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$253,329,869
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV – Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Muhlenkamp (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$226,577,202	$–	$–	$226,577,202
Exchange Traded Funds	8,177,318	–	–	8,177,318
Money Market Funds	18,828,286	–	–	18,828,286
Total Investments	$253,582,806	$–	$–	$253,582,806

Refer to the Schedule of Investments for further disaggregation of investment categories.